Shareholder Report, Holdings (Details)	May 31, 2026
C000005536 | Top10HoldingU.S. Treasury NotesBNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005536 | Top10HoldingFederal National Mortgage Assn.BNY-3140XQ2C0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005536 | Top10HoldingFederal Home Loan MortgageBNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005536 | Top10Holding_Fortress Credit BSL_BNY-34962DAQ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005536 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005536 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005536 | Top10HoldingEFMTBNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Top10Holding_Banco Santander_BNY-802650AB7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Top10HoldingGovernment National Mortgage Assn.BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Top10HoldingSalesforceBNY-79466LAR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000005536 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000005536 | 0BNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005536 | 0BNY-64134AAJ1
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005536 | 0BNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005536 | 0BNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005536 | 0BNY-92659LFJ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005536 | 0BNY-50065RAK3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005536 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005537 | Top10HoldingU.S. Treasury NotesBNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005537 | Top10HoldingFederal National Mortgage Assn.BNY-3140XQ2C0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005537 | Top10HoldingFederal Home Loan MortgageBNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005537 | Top10Holding_Fortress Credit BSL_BNY-34962DAQ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005537 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005537 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005537 | Top10HoldingEFMTBNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Top10Holding_Banco Santander_BNY-802650AB7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Top10HoldingGovernment National Mortgage Assn.BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Top10HoldingSalesforceBNY-79466LAR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000005537 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000005537 | 0BNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000005537 | 0BNY-64134AAJ1
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005537 | 0BNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005537 | 0BNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000005537 | 0BNY-92659LFJ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005537 | 0BNY-50065RAK3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005537 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166333 | Top10HoldingU.S. Treasury NotesBNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000166333 | Top10HoldingFederal National Mortgage Assn.BNY-3140XQ2C0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166333 | Top10HoldingFederal Home Loan MortgageBNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166333 | Top10Holding_Fortress Credit BSL_BNY-34962DAQ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166333 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166333 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166333 | Top10HoldingEFMTBNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Top10Holding_Banco Santander_BNY-802650AB7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Top10HoldingGovernment National Mortgage Assn.BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Top10HoldingSalesforceBNY-79466LAR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000166333 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000166333 | 0BNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000166333 | 0BNY-64134AAJ1
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000166333 | 0BNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166333 | 0BNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166333 | 0BNY-92659LFJ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166333 | 0BNY-50065RAK3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166333 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225824 | Top10HoldingU.S. Treasury NotesBNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000225824 | Top10HoldingFederal National Mortgage Assn.BNY-3140XQ2C0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225824 | Top10HoldingFederal Home Loan MortgageBNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225824 | Top10Holding_Fortress Credit BSL_BNY-34962DAQ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225824 | Top10HoldingKKRBNY-48254UAE5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225824 | Top10HoldingCarvana Auto Receivables TrustBNY-14687VAE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225824 | Top10HoldingEFMTBNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Top10Holding_Banco Santander_BNY-802650AB7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Top10HoldingGovernment National Mortgage Assn.BNY-21H050664
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Top10HoldingSalesforceBNY-79466LAR5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000225824 | 0BNY-62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000225824 | 0BNY-91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000225824 | 0BNY-64134AAJ1
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000225824 | 0BNY-26846KAJ7
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225824 | 0BNY-3142GVGD7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225824 | 0BNY-92659LFJ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225824 | 0BNY-50065RAK3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225824 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	1.40%